Cost of Revenues	6 Months Ended
Jun. 30, 2025
Cost of Revenues [Abstract]
OST OF REVENUES	NOTE 6 – COST OF REVENUES:
As of June 30, 2025

Materials and subcontractors	235
Payroll and related	23
Warranty	20
Royalties to IIA	9
Total	287